Investment in Equity Affiliate (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Investments In And Advances To Affiliates [Line Items]
Loss on investment in affiliate	$ 17,293,266	$ 0
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Percentage of ownership in Box Ships	16.68%
Price of Box Ships common stock	$ 5.95